Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,389,508	$ 8,549,181
Investments carried under the equity method	54,777	53,419
Current financial investments	243,025	240,834
Cash and cash equivalents (project companies)	654,618	631,542	$ 755,902	$ 669,387
Total assets	9,819,843	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,076,352	5,091,114
Grants and other liabilities	1,653,323	1,658,126
Long-term and short-term corporate debt	697,545	684,073
Total liabilities	8,154,840	8,162,919
Equity	1,665,003	1,756,112	$ 1,895,136	$ 1,884,967
Total liabilities and equity	9,819,843	9,919,031
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,844,804	6,998,020
Investments carried under the equity method	10,114	10,257
Current financial investments	15,083	15,396
Cash and cash equivalents (project companies)	491,723	453,096
Total assets	7,361,724	7,476,769
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,857,857	3,868,626
Grants and other liabilities	1,651,442	1,656,146
Total liabilities	5,509,299	5,524,772
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	581,808	580,997
Investments carried under the equity method	0	0
Current financial investments	140,237	147,192
Cash and cash equivalents (project companies)	28,612	45,625
Total assets	750,657	773,814
Liabilities allocated [Abstract]
Long-term and short-term project debt	540,695	545,123
Grants and other liabilities	151	161
Total liabilities	540,846	545,284
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	876,781	882,980
Investments carried under the equity method	0	0
Current financial investments	70,091	61,102
Cash and cash equivalents (project companies)	13,586	14,043
Total assets	960,458	958,125
Liabilities allocated [Abstract]
Long-term and short-term project debt	649,802	647,820
Grants and other liabilities	959	1,025
Total liabilities	650,761	648,845
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	86,115	87,184
Investments carried under the equity method	44,663	43,162
Current financial investments	16,133	15,562
Cash and cash equivalents (project companies)	12,462	11,686
Total assets	159,373	157,594
Liabilities allocated [Abstract]
Long-term and short-term project debt	27,998	29,545
Grants and other liabilities	771	794
Total liabilities	28,769	30,339
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,389,508	8,549,181
Investments carried under the equity method	54,777	53,419
Current financial investments	241,544	239,252
Cash and cash equivalents (project companies)	546,383	524,450
Total assets	9,232,212	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,076,352	5,091,114
Grants and other liabilities	1,653,323	1,658,126
Total liabilities	6,729,675	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	217,591	188,736
Other current assets (including cash and cash equivalents at holding company level)	370,040	363,993
Total assets	587,631	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	697,545	684,073
Other non-current liabilities	560,833	523,827
Other current liabilities	166,787	205,779
Total liabilities	1,425,165	1,413,679
Equity	1,665,003	1,756,112
Total liabilities and equity	$ 3,090,168	$ 3,169,791